united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 12/31/15

Item 1. Reports to Stockholders.

ACM Dynamic Opportunity Fund

Class A Shares – ADOAX

Class I Shares – ADOIX

Annual Report

December 31, 2015

1-844-798-3833

www.acm-funds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

For the fiscal period ended December 31, 2015, the ACM Dynamic Opportunity Fund (Institutional and Retail Class) outperformed its benchmark, the HFRX Equity Hedge Index (“HFRX”), as well as the S&P 500 Index (“SPX”). The Fund generated a net return of +5.73% I-shares and +5.67% A-shares from inception on January 20, 2015, handily outpacing the HFRX which returned -1.61% over the same time period. The S&P 500 returned +3.13% over that time period. The Fund’s return for the fiscal period was primarily driven by the long portfolio and specifically security selection in a choppy market environment characterized by narrowing leadership.

The bull market in equities entered its 7th year in 2015, which is long by historical standards. Typically as bull markets age they begin to show narrowing leadership (fewer stocks leading the market). So while this was not a big surprise, it did make it more difficult to find quality stocks that fit our specific investment criteria. Our long portfolio generally averages about 30-50 positions. Through most of the first half of 2015, the Fund was at or near the higher end of that spectrum. As we got late in the second half of 2015, some positions were exited for stop-loss purposes or to reduce overall exposures. The Fund ended the year with 34 long positions.

At the end of Q1 2015, the Fund was up +5.33% vs. +2.96% for the HFRX. Many of our early winners came from the healthcare sector, with a few coming from the consumer goods and technology sectors. Since we run a fairly concentrated portfolio, our performance is derived from individual stock selection over making sector bets. At the end of Q2 2015, many of the themes from Q1 had persisted. Leading stocks continued to come from the consumer goods, healthcare, and technology sectors. At mid-year, the Fund finished up +7.53% for Class I shares vs. +3.12% for the HFRX.

The market began to change as Q3 unfolded. Many former leaders from the healthcare/biotech sectors reversed course and became laggards. The stock market also experienced a large correction in late August that lasted into September. Our dynamic hedging strategy is designed to kick in as markets begin to deteriorate. Our hedges started to get layered in more meaningfully in August, and helped the Fund experience roughly 40% of the downside seen in the broader market (S&P 500) that month.

As Q4 started, the market exited its correction and embarked on a sharp rebound rally. The Fund lagged in this period due to being in a defensive, hedged position initially. Long exposure was added to the Fund as the market continued to rally. Overall the hedging strategy helped dampen volatility in the Fund as well as limiting the percentage drawdown relative to the broader market. As of December 31, 2015, the Fund’s adjusted net long market exposure was 65%. This is considered to be a defensive position, and was entered into based on our hedge models warranting a lower overall net long exposure.

As of December 31, 2015 the portfolio had an average market capitalization of $14.7 billion. The average P/E ratio was 24.2 and the average ROE was 24.1%. The Fund had 34 long positions at year end. Overall the Fund performed well in 2015. Our long portfolio demonstrated the ability to add alpha in a mostly down market environment, and our dynamic hedging strategy helped dampen volatility during corrective phases. We believe that the flexibility of this approach positions the Fund for long-term success and outperformance.

Sincerely,

Jordan L. Kahn, CFA

Defined terms: HFRX Equity Hedge Index – tracks strategies that maintain positions both long and short in primarily equity and equity driven securities. S&P 500 Index – tracks 500 individual stocks chosen for market size, liquidity and industry grouping, among other factors. Long – the holder of the position owns the security and will profit if the price of the security goes up. Stop-loss – Designed to limit an investor’s loss on a security position. P/E Ratio – Companies share price divided by its earnings per share. ROE (return on equity) – amount of net income returned as a percentage of shareholders equity. Alpha – Excess returns of a fund relative to the return of a benchmark index.

5121-NLD-02/11/2016

ACM Dynamic Opportunity Fund

Portfolio Review (Unaudited)

December 31, 2015

The Fund’s performance figures* for the period ended December 31, 2015, compared to its benchmark:

Inception***
through December
31, 2015
ACM Dynamic Opportunity Fund - Class A	5.67%
ACM Dynamic Opportunity Fund - Class A with load	(0.44)%
ACM Dynamic Opportunity Fund - Class I	5.73%
S&P 500 Total Return Index **	3.13%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods less than one year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.40% and 2.15% of average daily net assets attributable to Class A and Class I shares, respectively, per the most recent prospectus. Class A shares are subject to a maximum sales charge of 5.75%. For performance information current to the most recent month-end, please call 1-844-798-3833.

**	The S&P 500 Total Return Index, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

***	Inception date is January 20, 2015.

Comparison of the Change in Value of a $10,000 Investment

Portfolio Composition as of
December 31, 2015	% of Net Assets
Short-Term Investments	40.1%
Internet	9.2%
Retail	7.9%
Computers	7.1%
Biotechnology	5.7%
Beverages	4.9%
Semiconductors	4.2%
Software	3.6%
Healthcare - Products	2.8%
Diversified Financial Services	2.6%
Other Sectors & Other Assets Less Liabilities - Net	11.9%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund’s holdings.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS
December 31, 2015

Shares		Value
	COMMON STOCK - 62.6%
	APPAREL - 1.0%
8,000	NIKE, Inc.	$500,000

	BEVERAGES - 4.9%
8,500	Constellation Brands, Inc.	1,210,740
8,500	Monster Beverage Corp. *	1,266,160
		2,476,900
	BIOTECHNOLOGY - 5.7%
26,500	Cambrex Corp. *	1,247,885
7,000	Celgene Corp. *	838,320
7,000	Ligand Pharmaceuticals, Inc. *	758,940
		2,845,145
	COMMERCIAL SERVICES - 1.9%
13,000	Euronet Worldwide, Inc. *	941,590

	COMPUTERS - 7.1%
5,000	Apple, Inc.	526,300
14,000	EPAM Systems, Inc. *	1,100,680
14,100	Fleetmatics Group PLC *	716,139
16,300	Luxoft Holding, Inc. *	1,257,219
		3,600,338
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
17,000	Visa, Inc.	1,318,350

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
3,000	Acuity Brands, Inc.	701,400

	ENGINEERING & CONSTRUCTION - 1.4%
10,000	Dycom Industries, Inc. *	699,600

	HAND/MACHINE TOOLS - 1.9%
5,700	Snap-on, Inc.	977,151

	HEALTHCARE-PRODUCTS - 2.8%
19,000	Natus Medical, Inc. *	912,950
3,500	Thermo Fisher Scientific, Inc.	496,475
		1,409,425
	HOME BUILDERS - 1.4%
22,400	DR Horton, Inc.	717,472

	HOUSEHOLD PRODUCTS/WARES - 2.3%
12,500	Helen of Troy Ltd. *	1,178,125

	INTERNET - 9.2%
1,700	Alphabet, Inc. *	1,322,617
6,700	Expedia, Inc.	832,810
12,500	Facebook, Inc. *	1,308,250
350	Priceline Group, Inc. *	446,232
6,500	Stamps.com, Inc. *	712,465
		4,622,374

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2015

Shares		Value
	PHARMACEUTICALS - 1.7%
18,000	Zoetis, Inc.	$862,560

	RETAIL - 7.9%
4,900	O’Reilly Automotive, Inc. *	1,241,758
24,200	Starbucks Corp.	1,452,726
6,900	Ulta Salon Cosmetics & Fragrance, Inc. *	1,276,500
		3,970,984
	SEMICONDUCTORS - 4.2%
5,900	Avago Technologies Ltd.	856,385
27,500	Integrated Device Technology, Inc. *	724,625
35,000	MaxLinear, Inc. *	515,550
		2,096,560
	SOFTWARE - 3.6%
25,000	Paycom Software, Inc. *	940,750
5,000	Tyler Technologies, Inc. *	871,600
		1,812,350
	TELECOMMUNICATIONS - 1.6%
4,500	Palo Alto Networks, Inc. *	792,630

	TOTAL COMMON STOCK (Cost $30,349,562)	31,522,954

Contracts **
	PUT OPTIONS PURCHASED - 0.6%
50	Acuity Brands, Inc.
	Expiration February 2016, Exercise Price $230.00 *	42,600
300	SPDR S&P 500 ETF Trust
	Expiration June 2016, Exercise Price $199.00 *	241,500
	TOTAL PUT OPTIONS PURCHASED (Cost $305,026)	284,100

Shares
	SHORT-TERM INVESTMENTS - 40.1%
	MONEY MARKET FUNDS - 40.1%
20,184,600	Fidelity Institutional Money Market Portfolio Institutional Class, 0.28% *** (Cost $20,184,600)	20,184,600

	TOTAL INVESTMENTS (Cost $50,839,188) (a) - 103.3%	$51,991,654
	LIABILITIES LESS OTHER ASSETS - (3.3)%	(1,679,105)
	NET ASSETS - 100.0%	$50,312,549

*	Non-Income producing security.

**	One contract is equivalent to 100 shares of common stock.

***	Money market fund; interest rate reflects seven-day effective yield on December 31, 2015.

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $51,079,714 and differs from fair value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,735,435
Unrealized Depreciation:	(823,495)
Net Unrealized Appreciation:	$911,940

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2015

ASSETS
Investment securities:
At cost	$50,839,188
At value	$51,991,654
Receivable for securities sold	811,410
Dividends receivable	3,555
Interest receivable	520
Receivable for Fund shares sold	54,950
Prepaid expenses	10,018
TOTAL ASSETS	52,872,107

LIABILITIES
Payable for investments purchased	2,023,055
Due to Broker	437,843
Investment advisory fees payable	51,148
Payable to related parties	7,741
Distribution (12b-1) fees payable	5,848
Dividends payable on securities sold short	9,528
Accrued expenses and other liabilities	24,395
TOTAL LIABILITIES	2,559,558
NET ASSETS	$50,312,549

Composition of Net Assets:
Paid in capital	$50,007,338
Accumulated net realized loss from investments, purchased options, and securities sold short	(847,255)
Net unrealized appreciation on investments and purchased options	1,152,466
NET ASSETS	$50,312,549

Net Asset Value Per Share:
Class A Shares:
Net Assets	$28,256,863
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,783,320
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$15.85
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$16.82
Class I Shares:
Net Assets	$22,055,686
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,390,800
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$15.86

(a)	The Fund imposes a 1.00% redemption fee for any redemptions of Fund shares occurring within 30 days of purchase.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2015 (1)

INVESTMENT INCOME
Dividend income	$68,930
Interest income	10,304
TOTAL INVESTMENT INCOME	79,234

EXPENSES
Advisory fees	338,047
Distribution (12b-1) fees:
Class A	49,036
Dividend expense on securities sold short	39,948
Administrative services fees	37,152
Transfer agent fees	31,000
Accounting services fees	27,812
Interest expense	23,267
Audit fees	18,170
Compliance officer fees	15,574
Legal fees	15,000
Trustees fees and expenses	12,112
Printing and postage expenses	11,137
Custodian fees	7,269
Registration fees	6,880
Insurance expense	1,720
Non 12b-1 shareholder servicing fees	1,211
Other expenses	16,464
TOTAL EXPENSES	651,799

NET INVESTMENT LOSS	(572,565)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(955,234)
Options	305,091
Securities sold short	(186,933)
Net realized loss	(837,076)
Net change in unrealized appreciation (depreciation) on:
Investments	1,173,392
Options	(20,926)
Net change in unrealized appreciation on investments	1,152,466

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	315,390

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(257,175)

(1)	The ACM Dynamic Opportunity Fund commenced operations on January 20, 2015.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended
December 31, 2015 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(572,565)
Net realized loss on investments and securities sold short	(837,076)
Net change in unrealized appreciation on investments	1,152,466
Net decrease in net assets resulting from operations	(257,175)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	30,665,098
Class I	23,570,783
Redemption fee proceeds:
Class A	124
Class I	136
Payments for shares redeemed:
Class A	(2,600,151)
Class I	(1,066,266)
Net increase from shares of beneficial interest transactions	50,569,724

NET INCREASE IN NET ASSETS	50,312,549

NET ASSETS
Beginning of Period	—
End of Period *	$50,312,549
*Includes accumulated net investment loss of:	$—

SHARE ACTIVITY
Class A:
Shares Sold	1,944,010
Shares Redeemed	(160,690)
Net increase in shares of beneficial interest outstanding	1,783,320

Class I:
Shares Sold	1,456,577
Shares Redeemed	(65,777)
Net increase in shares of beneficial interest outstanding	1,390,800

(1)	The ACM Dynamimc Opportunity Fund commenced operations on January 20, 2015.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	Class A		Class I
	For the Period Ended		For the Period Ended
	December 31, 2015 (1)		December 31, 2015 (1)

Net asset value, beginning of period	$15.00		$15.00
Income from investment operations:
Net investment loss (2)	(0.32)		(0.33)
Net realized and unrealized gain on investments	1.17		1.19
Total from investment operations	0.85		0.86
Redemption fees collected	0.00	(3)	0.00	(3)
Net asset value, end of period	$15.85		$15.86
Total return (4)	5.67	% (5)	5.73	% (5)
Net assets, at end of period (000s)	$28,257		$22,056
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets including dividends from securities sold short and interest expense (6)	2.41	% (7)	2.16	% (7)
Ratio of gross expenses to average net assets excluding dividends from securities sold short and interest expense (6)	2.18	% (7)	1.93	% (7)
Ratio of net expenses to average net assets including dividends from securities sold short and interest expense (6)	2.41	% (7)	2.16	% (7)
Ratio of net expenses to average net assets excluding dividends from securities sold short and interest expense (6)	2.18	% (7)	1.93	% (7)
Ratio of net investment loss to average net assets (6)	(2.09	)% (7)	(2.12	)% (7)
Portfolio Turnover Rate	652	% (5)	652	% (5)

(1)	The Fund commenced operations on January 20, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

1.	ORGANIZATION

The ACM Dynamic Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on January 20, 2015. The Fund seeks long-term capital appreciation with a short-term focus on capital preservation.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$31,522,954	$—	$—	$31,522,954
Put Options Purchased	284,100	—	—	284,100
Short-Term Investments	20,184,600	—	—	20,184,600
Total Investments	$51,991,654	$—	$—	$51,991,654

*	Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 2 or Level 3 securities during the period ended December 31, 2015.

There were no transfers into or out of any level during the current period. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

The notional value of the derivative instruments outstanding as of December 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivative Investment		Location of Derivatives on	Fair Value of
Type	Primary Risk Exposure	Statement of Assets and Liabilities	Asset Derivatives
Put options purchased	Equity Risk	Investment securities, at value	$284,100
Total			$284,100

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended December 31, 2015:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain (loss) from options
Net change in unrealized appreciation (depreciation) on options

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended December 31, 2015:

Realized gain on derivatives recognized in the Statement of Operations

		Total for the
		Period Ended
Derivative Investment Type	Equity Risk	December 31, 2015
Put Options purchased	$305,091	$305,091
	$305,091	$305,091

Changes in unrealized depreciation on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Total for the Period Ended December 31, 2015
Put Options purchased	$(20,926)	$(20,926)
	$(20,926)	$(20,926)

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2015 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended December 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $150,280,523 and $118,975,727, respectively.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH RELATED PARTIES AND OTHER FEES

Ascendant Capital Management, LLC(the “Advisor”) serves as the Fund’s investment advisor. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.25%. Pursuant to the advisory agreement, the Fund accrued $338,047 in advisory fees for the period ended December 31, 2015.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least April 30, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)), will not exceed 2.40% and 2.15% of the daily average net assets attributable to each of the Class A and Class I shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three fiscal years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of December 31, 2015 there were no previously waived fees subject to recoupment by the Advisor.

The Trust has adopted, with respect to the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A and Class C shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plans provide a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% per year of the average daily net assets of the Class A shares to the Distributor to be used to pay for distribution and shareholder servicing activities. For the period ended December 31, 2015, pursuant to the Plan, Class A shares incurred $49,036.

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the period ended December 31, 2015, the Distributor received $626 in underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”)

BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may asses a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their share after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the period ended December 31, 2015, the Fund collected $260 in redemption fees.

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Fidelity Institutional Money Market Portfolio Institutional Class. The Fund may redeem its investments from this Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of this Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at “www.sec.gov”. As of December 31, 2015, the percentage of the Fund’s net assets invested in the Fidelity Money Market Portfolio Institutional Class was 40.1%.

7.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

As of December 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(462,909)	$(117,443)	$(26,377)	$911,940	$305,211

The difference between book basis and tax basis accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2015

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses of $462,909.

At December 31, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-
Non-Expiring	Expiring
Short-Term	Long-Term	Total
$117,443	$—	$117,443

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, and adjustments for non-deductible expenses and capitalization in lieu of short dividend payments resulted in reclassification for the period ended December 31, 2015 as follows:

Paid	Accumulated	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)

$(562,386)	$572,565	$(10,179)

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2015, Charles Schwab held 86.2% of the voting securities for the sole benefit of customers and may be deemed to control the Fund.

9.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).” Investment companies are permitted to measure the fair value of certain privately offered investments using the NAV per share of the investment. Measuring the fair value of an investment this way is called using the NAV practical expedient. Prior to the amendments in ASU No. 2015-07, investments valued using the NAV practical expedient were required to be categorized within the fair value hierarchy. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is allowed. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of ACM Dynamic Opportunity Fund

We have audited the accompanying statement of assets and liabilities of the ACM Dynamic Opportunity Fund, a series of shares of beneficial interest in the Northern Lights Fund Trust III, including the portfolio of investments, as of December 31, 2015, and the related statements of operations and changes in net assets and the financial highlights for the period January 20, 2015 (commencement of operations) through December 31, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ACM Dynamic Opportunity Fund as of December 31, 2015, and the results of its operations, changes in its net assets and its financial highlights for the period January 20, 2015 through December 31, 2015, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania February 29, 2016

ACM Dynamic Opportunity Fund

EXPENSE EXAMPLES (Unaudited)

December 31, 2015

As a shareholder of the ACM Dynamic Opportunity Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the ACM Dynamic Opportunity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning July 1, 2015 and ending December 31, 2015.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the ACM Dynamic Opportunity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense Ratio	Account Value	Value	Period
Expenses		7/1/15	12/31/2015	7/1/15 – 12/31/15
Class A	2.34%	$1,000.00	$983.20	$11.70
Class I	2.09%	$1,000.00	$983.30	$10.43

	Annualized	Beginning	Ending Account	Expenses Paid During
Hypothetical	Expense Ratio	Account Value	Value	Period *
(5% return before expenses)		7/1/15	12/31/2015	7/1/15 – 12/31/15
Class A	2.34%	$1,000.00	$1,013.41	$11.88
Class I	2.09%	$1,000.00	$1,014.69	$10.59

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

ACM Dynamic Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2015

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008).	40	Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007 to February 2014); Lifetime Achievement Fund, Inc. (February 2012 to April 2012).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since 2007).	40	None
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	150	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008- 2011).	150	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (1976-2014).	40	PS Technology, Inc. (2010-2013).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The "Fund Complex" includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV and Northern Lights Variable Trust.

12/31/15-NLFT III-v1

ACM Dynamic Opportunity Fund

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

December 31, 2015

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (2015 to present), Assistant Vice President, Gemini Fund Services, LLC (April 2012 to December 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (2014 to present), Staff Attorney, Gemini Fund Services, LLC (March, 2013 to July 2014), Law Clerk, Gemini Fund Services, LLC (October, 2009 to March, 2013), Legal Intern, NASDAQ OMX (January 2011 to September 2011).
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (August, 2009-September 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-798-3833.

12/31/15-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We don’t share.
For joint marketing with other financial companies	NO	We don’t share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We don’t share.
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We don’t share.
For our affiliates to market to you	NO	We don’t share.
For nonaffiliates to market to you	NO	We don’t share.

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3833 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3833.

INVESTMENT ADVISOR
Ascendant Capital Management, LLC
10866 Wilshire Blvd., Suite 1600
Los Angeles, CA 90024

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2015 – $13,500
2014 – None

(b)	Audit-Related Fees
2015 – None

2014 – None

(c)	Tax Fees

2015 – $2,000

2014 – None

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2015 - None

2014 – None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
	2015	2014
Audit-Related Fees:	0.00%	None
Tax Fees:	0.00%	None
All Other Fees:	0.00%	None

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2015 - $2,000
2014 – None

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 3/1/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 3/1/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 3/1/16